Leases	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]
19 LEASES
19.1 Right of use
The balances rolled-forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2022	3,283,156	112,553	85,756	1,623,118	4,643	5,109,226
Additions/updates	496,236	206,847	101,124		9,702	813,909
Depreciation (1)	(386,436)	(134,587)	(59,448)	(124,890)	(2,346)	(707,707)
Write-offs (2)	(12,658)				(6,139)	(18,797)
Balances at December 31, 2023	3,380,298	184,813	127,432	1,498,228	5,860	5,196,631
Additions/updates	224,133	78,294	24,251		4	326,682
Depreciation (1)	(199,399)	(77,328)	(26,790)	(62,445)	(1,029)	(366,991)
Write-offs (2)	(2,860)					(2,860)
Balances at June 30, 2024	3,402,172	185,779	124,893	1,435,783	4,835	5,153,462
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.
For the six-month period ended June 30, 2024, the Company does not have commitments to lease agreements not yet in force.
19.2 Lease liabilities
The balance of lease payables on June 30, 2024, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.27	December/2051	3,801,227
Machinery and equipment	11.19	April/2035	265,062
Buildings	10.75	September/2031	120,910
Ships and boats	11.25	February/2039	2,411,937
Vehicles	11.10	November/2028	5,216
			6,604,352
(1)To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.
The balances rolled-forward are set out below:

	06/30/2024	12/31/2023
Opening balance	6,243,782	6,182,530
Additions	326,682	813,909
Write-offs (2)	(2,860)	(18,797)
Payments	(633,211)	(1,218,399)
Accrual of financial charges (1)	340,454	664,651
Exchange rate variations	329,505	(180,112)
Closing balance	6,604,352	6,243,782

Current	797,863	753,399
Non-current	5,806,489	5,490,383
(1)On June 30, 2024, the amount of R$118,269 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$223,055 as of December 31, 2023).
(2)Write-off due to cancellation of contracts.
The maturity schedule for future payments not discounted to present value related to lease liabilities is disclosed in Note 4.2.
19.2.1 Amounts recognized in the statement of income for the period
The amounts recognized are set out below:

	06/30/2024	06/30/2023
Expenses relating to short-term assets	2,578	5,559
Expenses relating to low-value assets	1,376	946
	3,954	6,505